TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2025
Disclosure Of Financial Instrument [Abstract]
TRADE RECEIVABLES	TRADE RECEIVABLES

	As of December 31,
	2025	2024
At amortized cost
Trade receivables	$20,088	$18,689
Accumulated impairment losses	(1,400)	(1,712)
	$18,688	$16,977
The average credit period ranged from 15 to 30 days. No interest was charged on outstanding trade receivables.
Credit Risk and Trade Receivables
The Company serves a large consumer base for its battery swapping service, limiting concentration of credit risk. When engaging with customers, the Company considers their historical payment behavior and applies a suspension policy whereby customers with delinquent payments are restricted from continued service. For sales of scooters and other hardware, a majority of sales are not conducted on a credit basis, as customers typically prepay or settle payment upon delivery. Credit is extended primarily in B2B transactions, where counterparties’ financial strength is evaluated using publicly available information, including credit ratings where available. As of the reporting date, a substantial portion of receivables from scooter sales is attributable to B2B customers, including strategic partners such as participants in the Powered by Gogoro Network (“PBGN”), which are considered to have low credit risk. Management has delegated a team to set credit limits, approve credit, and monitor overdue debts. At the end of each reporting period, the recoverable amount of each trade receivable is assessed, and allowances for expected credit losses are made to reflect possible irrecoverable amounts.
Trade receivables are measured at ECL. ECLs are estimated using a provision matrix based on past default experience of the debtor and its current financial position, industry conditions, and forecasts of economic trends. Receivables are written off when the debtor is in severe financial difficulty and recovery is considered improbable. The Company continues enforcement activities on written-off balances, and any recoveries are recognized in profit or loss.
The following tables detailed the risk profile of trade receivables based on the Company’s provision matrix.
The Company estimated the ECL for the trade receivables generated by battery swapping service based on past due status. The ECL for trade receivables of sales of hardware were assessed based on the invoice dates.
Trade receivables of battery swapping service

	As of December 31, 2025
	Not Overdue	Overdue under 30 Days	Overdue 31-120 Days	Over 121 Days	Total
Expected credit loss rate	0%	0%	50%	100%
Gross carrying amount	$14,000	$102	$136	$1,034	$15,272
Impairment losses (Lifetime ECL)	—	—	(68)	(1,034)	(1,102)
Amortized cost	$14,000	$102	$68	$—	$14,170

	As of December 31, 2024
	Not Overdue	Overdue under 30 Days	Overdue 31-120 Days	Over 121 Days	Total
Expected credit loss rate	0%	0%	50%	100%
Gross carrying amount	$13,135	$90	$110	$1,413	$14,748
Impairment losses (Lifetime ECL)	—	—	(55)	(1,413)	(1,468)
Amortized cost	$13,135	$90	$55	$—	$13,280
Trade receivables other than battery swapping service

	As of December 31, 2025
	0-90 Days	91-180 Days	181-365 Days	Over 365 Days	Total
Expected credit loss rate	0%	30%	50%	100%
Gross carrying amount	$4,304	$266	$56	$190	$4,816
Impairment losses (Lifetime ECL)	—	(80)	(28)	(190)	(298)
Amortized cost	$4,304	$186	$28	$—	$4,518

	As of December 31, 2024
	0-90 Days	91-180 Days	181-365 Days	Over 365 Days	Total
Expected credit loss rate	0%	30%	50%	100%
Gross carrying amount	$3,527	$227	$19	$168	$3,941
Impairment losses (Lifetime ECL)	—	(67)	(9)	(168)	(244)
Amortized cost	$3,527	$160	$10	$—	$3,697
The movements of the accumulated impairment losses of trade receivables were as follows:

	For the Year Ended December 31,
	2025	2024	2023
Balance as of January 1	$1,712	$1,515	$1,082
Amount recognized in profit or loss	597	464	491
Write-off	(999)	(156)	(64)
Exchange differences on translation	90	(111)	6
Balance as of December 31	$1,400	$1,712	$1,515